FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 10,436	$ 4,255	$ 10,587	$ 12,990
Total assets	38,906	63,925
Current liabilities:
Current maturities of long-term loans	4,479	3,145
Accounts payable and accruals:
Trade	5,583	10,869
Other	0	88
Non-current liabilities
Long-term loans, net of current maturities	8,958	6,628
Total liabilities	25,445	50,702
Dollar [Member]
Current assets:
Cash and cash equivalents	9,428	2,768
Short term bank deposits	9,126	35,981
Other receivables	819	480
Total assets	19,373	39,229
Current liabilities:
Current maturities of long-term loans	4,479	3,145
Accounts payable and accruals:
Trade	3,549	6,663
Other	1,636	1,500
Non-current liabilities
Long-term loans, net of current maturities	8,958	6,628
Total liabilities	18,622	17,936
Net asset value	751	21,293
NIS [Member]
Current assets:
Cash and cash equivalents	955	1,457
Short term bank deposits	0	2,758
Other receivables	568	350
Total assets	1,523	4,565
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	933	2,670
Other	1,495	1,853
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	2,428	4,523
Net asset value	(905)	42
Other currencies [Member]
Current assets:
Cash and cash equivalents	53	30
Short term bank deposits	0	0
Other receivables	91	0
Total assets	144	30
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	1,101	1,536
Other	0	0
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	1,101	1,536
Net asset value	$ (957)	$ (1,506)